Interest Expense (Income) - Schedule of Components of Net Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Revenue (Expense), Net [Abstract]
Interest expense	$ 174,142	$ 151,986	$ 173,503
Interest income	(4,886)	(5,091)	(11,128)
Interest expense, net	$ 169,256	$ 146,895	$ 162,375